Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Dec 31, 2022 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,896 178,896 178,896 0 0 Interbank balances (w/o central banks) 7,195 7,195 0 7,194 0 Central bank funds sold and securitiespurchased under resale agreements 11,478 11,505 0 10,363 1,142 Securities borrowed 0 0 0 0 0 Loans 491,175 461,070 0 12,038 449,032 Other financial assets 110,066 107,878 16,046 90,842 989 Financial liabilities: Deposits 629,183 629,629 1,736 627,893 0 Central bank funds purchased and securitiessold under repurchase agreements 573 572 0 572 0 Securities loaned 13 13 0 13 0 Other short-term borrowings 5,122 5,121 0 5,115 7 Other financial liabilities 93,135 93,135 2,007 91,127 0 Long-term debt 131,525 127,743 0 123,525 4,219 Trust preferred securities 500 426 0 426 0 Dec 31, 2021 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 192,021 192,021 192,021 0 0 Interbank balances (w/o central banks) 7,342 7,342 0 7,342 0 Central bank funds sold and securitiespurchased under resale agreements 8,368 8,429 0 7,651 778 Securities borrowed 63 63 0 63 0 Loans 472,069 476,674 0 13,682 462,991 Other financial assets 97,2822 97,4262 9,048 88,0292 349 Financial liabilities: Deposits 604,396 604,645 307 604,338 0 Central bank funds purchased and securitiessold under repurchase agreements 747 745 0 745 0 Securities loaned 24 24 0 24 0 Other short-term borrowings 4,034 4,035 0 4,010 25 Other financial liabilities 81,047 81,047 2,023 79,023 0 Long-term debt 144,485 146,871 0 141,189 5,683 Trust preferred securities 528 587 0 587 0 1 Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”. 2 Prior year’s comparatives aligned to presentation in the current year.